Leases - Summary of Other Information Related to Leases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 522,000	$ 983,000	$ 839,000
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 86,000
Weighted-average remaining lease term — operating leases	8 years 4 months 24 days	8 years 9 months 18 days	8 years 10 months 24 days
Weighted-average discount rate — operating leases	8.00%	12.00%	12.00%